Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Segment Reporting Disclosure
(11)	Segment Information
Puget Energy operates one reportable segment, PSE, referred to as the regulated utility segment. PSE does not contain any additional reportable segments. The regulated utility operation generates, purchases and sells electricity and purchases, transports and sells natural gas. The service territory of PSE covers approximately 6,000 square miles in the state of Washington. Operations in addition to the regulated utility reportable segment, described as Other below, include the activities conducted at the holding company level and at Puget LNG, a non-regulated
liquefied natural gas facility. The accounting policies of the regulated utility operating segment are the same as those described in Note 1, “Summary of Significant Accounting Policies” above. The chief operating decision maker for both Puget Energy and PSE is the president and chief executive officer.
The chief operating decision maker assesses performance and decides resource allocation using net income for the regulated utility reportable segment. Net income is used by the chief operating decision maker to allocate resources, determine the Company’s availability to fund capital expenditures, and assess overall performance. The chief operating decision maker uses net income by comparing actual results to budget to assess Company performance.
The following tables present financial information about the regulated utility segment and reconciliation to Puget Energy consolidated financial statements:

Puget Energy	Three Months Ended March 31, 2026
(Dollars in Thousands)	Regulated Utility	Other	Total
Revenue	$1,840,518	$7,739	$1,848,257
Depreciation and amortization	210,688	1,675	212,363
Income tax (benefit) expense	37,853	(12,124)	25,729
Non-utility expense and other	5,626	7,127	12,753
Interest expense	90,884	32,383	123,267
Net income	246,438	(23,606)	222,832
Total assets	19,141,327	2,417,384	21,558,711
Construction expenditures	(412,198)	(16)	(412,214)

Puget Energy	Three Months Ended March 31, 2025
(Dollars in Thousands)	Regulated Utility	Other	Total
Revenue	$1,593,020	$8,983	$1,602,003
Depreciation and amortization	208,693	1,683	210,376
Income tax (benefit) expense	27,815	(7,317)	20,498
Non-utility expense and other	8,775	6,552	15,327
Interest expense	84,920	27,742	112,662
Net income	186,014	(18,458)	167,556
Total assets	17,382,024	2,330,456	19,712,480
Construction expenditures	(353,435)	(147)	(353,582)
There are no significant segment expenses used by the chief operating decision maker to manage the segment’s operations that are not included in the Consolidated Statements of Income. PSE recognized revenue from Puget LNG for gas transportation services of $0.7 million and $1.0 million for the three months ended March 31, 2026 and 2025, respectively. These revenues are eliminated in Puget Energy’s Consolidated Statements of Income. Puget LNG is charged tariff rates that are approved by the Washington Commission.

(17)	Segment Information
Puget Energy operates one reportable segment referred to as the regulated utility segment (PSE). PSE does not contain any additional reportable segments. The regulated utility operation generates, purchases and sells electricity and purchases, transports and sells natural gas. The service territory of PSE covers approximately 6,000 square miles in the state of Washington. Operations in addition to the Regulated Utility reportable segment, described as Other below, include the activities conducted at the holding company level and at Puget LNG, a non-regulated
liquefied natural gas facility. The accounting policies of the Regulated Utility operating segment are the same as those described in Note 1, “Summary of Significant Accounting Policies” above. The chief operating decision maker for both Puget Energy and PSE is the president and chief executive officer.
The chief operating decision maker assesses performance and decides resource allocation using net income for the Regulated Utility reportable segment. Net income is used by the chief operating decision maker to allocate resources, determine the Company’s availability to fund capital expenditures, and assess overall performance. The chief operating decision maker uses net income by comparing actual results to budget to assess Company performance.

Puget Energy	Year Ended December 31, 2025
(Dollars in Thousands)	Regulated Utility	Other	Total
Revenue	$5,378,168	$38,165	$5,416,333
Depreciation and amortization	844,583	6,745	851,328
Income tax (benefit) expense	78,206	(24,039)	54,167
Non-utility expense and other	40,522	24,667	65,189
Interest expense	346,155	122,747	468,902
Net income (loss)	458,715	(89,347)	369,368
Total assets	18,985,451	1,921,342	20,906,793
Construction expenditures	1,770,218	1,610	1,771,828

Puget Energy	Year Ended December 31, 2024
(Dollars in Thousands)	Regulated Utility	Other	Total
Revenue	$4,825,231	$30,984	$4,856,215
Depreciation and amortization	781,325	6,661	787,986
Income tax (benefit) expense	52,587	(21,864)	30,723
Non-utility expense and other	21,664	24,392	46,056
Interest expense	321,550	110,644	432,194
Net income (loss)	346,148	(80,893)	265,255
Total assets	17,026,384	1,934,007	18,960,391
Construction expenditures	1,608,947	768	1,609,715

Puget Energy	Year Ended December 31, 2023
(Dollars in Thousands)	Regulated Utility	Other	Total
Revenue	$4,786,618	$29,956	$4,816,574
Depreciation and amortization	744,629	6,706	751,335
Income tax (benefit) expense	(6,603)	(20,831)	(27,434)
Non-utility expense and other	28,658	27,857	56,515
Interest expense	285,148	96,363	381,511
Net income (loss)	131,059	(77,319)	53,740
Total assets	15,771,767	1,960,686	17,732,453
Construction expenditures	1,465,925	640	1,466,565
There are no significant segment expenses used by the chief operating decision maker to manage the segment’s operations that are not included in the Consolidated Statements of Income. PSE recognized revenue from Puget LNG for gas transportation services of $3.7 million, $3.7 million, and $1.1 million for years ended December 31, 2025, 2024 and 2023, respectively. These revenues are eliminated in Puget Energy’s Consolidated Statements of Income. Puget LNG is charged tariffed rates that are approved by the Washington Commission.